Profit Before Income Tax - Summary of Other Operating Income and Expenses, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Analysis of income and expense [abstract]
Rental income	$ 5,959	$ 182,411	$ 131,570	$ 51,607
Gains (losses) on disposal of property, plant and equipment and other assets	(479)	(14,644)	367,110	(127,159)
Impairment losses on property, plant and equipment and goodwill	(4,347)	(133,071)	(714,675)	(888,231)
Loss on damages and claims	(788)	(24,114)	(85,585)	(12,778)
Others	11,794	361,001	410,136	176,281
Other operating income and expenses, net	$ 12,139	$ 371,583	$ 108,556	$ (800,280)